Borrowing Arrangements (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary Of Estimated Fair Value Of The 2022 And 2023 Notes Embedded Derivative
The estimated fair value of the embedded derivative is as follows (in thousands):

Embedded Derivative Liability
Fair value as of December 31, 2019	$1,192
Change in fair value	(643)

Fair value as of December 31, 2020	549
Conversion of 2023 Notes	(377)

Fair value as of December 31, 2021	$172

The estimated fair value of the embedded derivative is as follows (in thousands):

Embedded Derivative Liability
Fair value as of December 31, 2019	$—
Additions	5,231
Change in fair value	(759)

Fair value as of December 31, 2020	4,472
Additions	17,540
Change in fair value	4,005

Fair value as of December 31, 2021	$26,017

Schedule Of Interest Expense
The following table represents the total amount of interest expense recognized in interest expense, net on the consolidated statements of operations (in thousands):

	For the Years Ended December 31,
	2021	2020
Contractual interest expense	$3,074	$2,850
Accretion of debt discount	560	519
Accretion of debt issuance costs	233	233

	$3,867	$3,602

The following table represents the total amount of interest cost recognized relating to the 2023 Notes for the years ended December 31, 2021 and 2020 (in thousands):

	For the Years Ended December 31,
	2021	2020
Contractual interest expense	$5,895	$923
Accretion of debt discount	11,639	104
Accretion of debt issuance costs	87	1,714

	$17,621	$2,741

Summary Of the Company's outstanding borrowing arrangements
The following table summarizes the Company’s outstanding borrowing arrangements:

	As of December 31,
	2021	2020
2022 Notes	$34,355	31,741
2023 Notes	71,633	17,037
PPP Loan	—	2,515

	$105,988	$51,293
Less: Unamortized debt issuance costs and discounts	(38,853)	(11,893)

Total	$67,135	$39,400